CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenues	$ 199,478	$ 0	$ 677,152	$ 0	$ 1,272,800	$ 0
Costs of revenues	31,786	0	145,545	0	1,005,341	0
Gross margin	167,692	0	531,607	0	267,459	0
Operating Expenses
Stock based compensation	0	0	0	0	254,000	351,000
Professional fees	0	14,500	0	14,795	26,364	40,380
Selling, general and administrative expenses	616,036	72	923,142	137	29,732	4,076
Total operating expenses	616,036	14,572	923,142	14,932	310,096	395,456
Net (loss) from operations	(448,344)	(14,572)	(391,535)	(14,932)	(42,637)	(395,456)
Other income (expenses)
Other income	5,644	0	10,664
Gain on extinguishment of debt					34,000	7,382
Interest expense	0	(2,863)	0	(5,757)	(8,620)	(11,844)
Net income attributable to non-controlling interests	152,792	0	125,753		(3,169)	0
Net (loss) prior to income taxes	(289,909)	(17,435)	(255,118)	(20,689)
Income taxes	0	0	0	0	0	0
Net (loss) attributable to parent	$ (289,909)	$ (17,435)	$ (255,118)	$ (20,689)	$ (20,426)	$ (399,918)
Basic and diluted loss per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding	58,608,825	55,979,155	56,608,825	55,642,158	56,229,815	37,199,236